BANK LOANS (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
Bank Loans 1	6.44%
Bank Loans 2	7.80%
Bank Loans 3	1.80%
Bank Loans 4	8.10%
Bank Loans 5	7.63%
Bank Loans 6	7.00%
Bank Loans 7	7.01%